Information on market risk and fair value of financial assets and liabilities (telecom activities) - Fair value of financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (11,551)	€ (11,163)	€ (11,051)
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(35,121)	(42,534)	(41,884)
Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(35,113)	(42,524)	(41,870)
Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(8)	(9)	(14)
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(27,681)	(33,058)	(34,708)
Level 1 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(27,681)	(33,058)	(34,708)
Level 2 of fair value hierarchy [member] | Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(11,551)	(11,163)	(11,051)
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(7,432)	(9,466)	(7,162)
Level 2 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(7,432)	(9,466)	(7,162)
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(8)	(9)	(14)
Level 3 of fair value hierarchy [member] | Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (8)	€ (9)	€ (14)